SCHEDULE OF NET LOSS PER SHARE AND WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES OUTSTANDING (Details)		12 Months Ended
		Mar. 31, 2024 HKD ($) $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 HKD ($) $ / shares shares	Mar. 31, 2022 HKD ($) $ / shares shares
Loss per share :-
Net loss attributable to ordinary shareholders		$ (5,840,256)	$ (748,749)	$ (1,011,804)	$ (1,022,362)
Weighted average ordinary shares outstanding - Basic	[1]	8,138,580	8,138,580	6,598,926	6,562,500
Weighted average ordinary shares outstanding - Diluted	[1]	8,138,580	8,138,580	6,598,926	6,562,500
Net loss per share - Basic | (per share)		$ (0.72)	$ (0.09)	$ (0.15)	$ (0.16)
Net loss per share - Diluted | (per share)		$ (0.72)	$ (0.09)	$ (0.15)	$ (0.16)

[1]	The share amounts are presented on a retroactive basis (see Note 1).